Schedule of Investments (unaudited)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 2.0%
BCE Inc.	105,359	$5,017,505
CGI Inc.(a)	162,197	14,160,812
Franco-Nevada Corp.	277,339	40,511,720
Loblaw Companies Ltd.	86,192	7,778,842
TELUS Corp.	270,815	5,766,005
Thomson Reuters Corp.	25,434	2,994,827
Waste Connections Inc.(b)	109,835	15,871,157
		92,100,868
China — 7.5%
Agricultural Bank of China Ltd., Class A	8,119,999	3,322,464
Agricultural Bank of China Ltd., Class H	46,094,000	15,408,105
Anhui Conch Cement Co. Ltd., Class H	1,313,500	4,750,559
Anhui Gujing Distillery Co. Ltd., Class B	168,736	2,470,032
Bank of China Ltd., Class H	125,394,000	44,439,478
Bank of Communications Co. Ltd., Class A	3,731,700	2,503,724
Bank of Communications Co. Ltd., Class H	13,816,000	7,828,165
Bank of Ningbo Co. Ltd., Class A	621,100	2,852,712
Beijing Enterprises Holdings Ltd.	796,500	2,518,714
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,882,500	2,731,470
CGN Power Co. Ltd., Class H(c)	16,740,000	4,050,544
China CITIC Bank Corp. Ltd., Class H	14,119,000	6,278,191
China Coal Energy Co. Ltd., Class H	3,241,000	2,970,901
China Conch Venture Holdings Ltd.	2,601,000	5,952,252
China Construction Bank Corp., Class H	54,017,000	32,691,082
China Feihe Ltd.(c)	3,073,000	2,513,116
China Galaxy Securities Co. Ltd., Class H	5,534,500	2,735,028
China Merchants Bank Co. Ltd., Class A	1,057,400	5,282,895
China Merchants Port Holdings Co. Ltd.	2,176,000	3,159,134
China Minsheng Banking Corp. Ltd., Class H	9,927,000	3,431,953
China Shenhua Energy Co. Ltd., Class A	742,800	3,244,865
China Shenhua Energy Co. Ltd., Class H	4,052,000	12,450,214
China State Construction Engineering Corp. Ltd., Class A	3,634,200	3,050,215
China Tourism Group Duty Free Corp. Ltd., Class A	170,500	4,850,303
China Tower Corp. Ltd., Class H(c)	60,996,000	6,596,872
China Yangtze Power Co. Ltd., Class A	2,157,600	6,509,586
CITIC Securities Co. Ltd., Class A	935,108	2,649,733
COSCO SHIPPING Holdings Co. Ltd., Class H	5,030,500	5,429,188
East Money Information Co. Ltd., Class A	1,082,660	2,887,186
Guangdong Investment Ltd.	2,397,147	2,210,333
Industrial & Commercial Bank of China Ltd., Class A	5,979,551	3,653,704
Industrial & Commercial Bank of China Ltd., Class H	50,449,000	25,284,960
Industrial Bank Co. Ltd., Class A	1,932,000	4,882,163
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,676,835	2,471,655
Kingboard Holdings Ltd.	1,050,000	3,441,323
Kunlun Energy Co. Ltd.	6,150,000	4,724,137
Lenovo Group Ltd.	4,006,000	3,374,683
LONGi Green Energy Technology Co. Ltd., Class A	716,492	4,711,527
Luxshare Precision Industry Co. Ltd., Class A	505,700	2,265,596
NARI Technology Co. Ltd., Class A	609,000	2,296,352
People’s Insurance Co. Group of China Ltd. (The), Class H	13,085,000	4,389,056
PetroChina Co. Ltd., Class H	33,302,000	15,092,797
PICC Property & Casualty Co. Ltd., Class H	10,890,000	10,958,385
Ping An Bank Co. Ltd., Class A	1,721,500	3,212,462
Postal Savings Bank of China Co. Ltd., Class H(b)(c)	12,537,000	7,582,046
SF Holding Co. Ltd., Class A	377,800	2,873,976
Shaanxi Coal Industry Co. Ltd., Class A	918,200	2,628,287
Security	Shares	Value

China (continued)
Shanghai Baosight Software Co. Ltd., Class B	793,380	$2,381,727
Shanghai Pudong Development Bank Co. Ltd., Class A	2,803,200	2,878,284
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	106,100	4,937,380
Sinopharm Group Co. Ltd., Class H	2,118,000	5,000,150
Tingyi Cayman Islands Holding Corp.	2,072,000	3,384,828
TravelSky Technology Ltd., Class H	1,472,000	2,958,718
Wanhua Chemical Group Co. Ltd., Class A	297,400	3,777,406
WuXi AppTec Co. Ltd., Class A	185,804	2,089,318
Xiaomi Corp., Class B(a)(c)	4,512,000	6,113,571
ZTE Corp., Class H	1,192,400	2,586,018
ZTO Express Cayman Inc., ADR	118,574	2,972,650
		350,692,173
Denmark — 0.1%
Novo Nordisk A/S, Class B	43,945	5,512,375

Finland — 0.2%
Elisa OYJ	225,459	11,727,747

France — 0.3%
Orange SA	1,442,899	14,661,521

Germany — 0.8%
Deutsche Telekom AG, Registered	1,645,310	33,470,102
Telefonica Deutschland Holding AG	1,511,374	3,614,828
		37,084,930
Greece — 0.1%
Hellenic Telecommunications Organization SA	210,663	3,258,876
Hong Kong — 2.1%
BOC Hong Kong Holdings Ltd.	1,654,500	5,242,496
Chow Tai Fook Jewellery Group Ltd.	3,156,800	5,520,697
CLP Holdings Ltd.	1,493,754	10,839,337
Hang Seng Bank Ltd.	1,207,100	18,617,847
HK Electric Investments & HK Electric Investments Ltd., Class SS	4,171,000	3,082,960
HKT Trust & HKT Ltd., Class SS	5,520,000	6,730,650
Hong Kong & China Gas Co. Ltd.	12,490,579	10,656,716
Jardine Matheson Holdings Ltd.	207,600	10,062,158
Link REIT	1,361,100	9,193,957
MTR Corp. Ltd.	2,448,500	11,804,529
Power Assets Holdings Ltd.	1,272,000	6,561,780
		98,313,127
India — 4.9%
ACC Ltd.	108,672	3,433,980
Adani Green Energy Ltd.(a)	197,363	5,175,448
Adani Total Gas Ltd.	77,174	3,474,062
Ambuja Cements Ltd.	938,329	6,612,817
Asian Paints Ltd.	427,783	16,697,814
Avenue Supermarts Ltd.(a)(c)	121,981	6,069,940
Bajaj Auto Ltd.	67,522	3,114,947
Bajaj Holdings & Investment Ltd.	23,405	1,809,186
Berger Paints India Ltd.	386,101	2,957,575
Bharat Petroleum Corp. Ltd.	653,444	2,746,597
Cipla Ltd.	353,025	4,966,590
Dabur India Ltd.	336,357	2,439,735
Divi’s Laboratories Ltd.	184,115	7,697,510
Dr. Reddy’s Laboratories Ltd.	60,807	3,362,744
Eicher Motors Ltd.	180,052	7,722,298
Havells India Ltd.	149,871	2,306,968
HCL Technologies Ltd.	1,150,201	15,965,448

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	76,723	$2,698,806
Hindustan Petroleum Corp. Ltd.	931,468	2,748,954
Hindustan Unilever Ltd.	156,949	5,185,128
Indian Oil Corp. Ltd.	4,457,926	4,218,272
Infosys Ltd.	513,128	10,429,793
Larsen & Toubro Infotech Ltd.(c)	49,983	3,006,482
Larsen & Toubro Ltd.	200,184	5,116,253
Maruti Suzuki India Ltd.	38,053	4,207,531
MRF Ltd.	2,447	2,822,975
Nestle India Ltd.	38,537	9,569,207
Petronet LNG Ltd.	1,191,755	3,125,710
PI Industries Ltd.	119,278	5,148,043
Pidilite Industries Ltd.	240,697	8,149,118
Shree Cement Ltd.	10,616	3,126,329
Sun Pharmaceutical Industries Ltd.	408,748	5,270,841
Tata Consultancy Services Ltd.	761,793	31,991,860
Tech Mahindra Ltd.	366,164	4,886,408
Torrent Pharmaceuticals Ltd.	159,300	3,254,366
UltraTech Cement Ltd.	74,687	6,509,115
Wipro Ltd.	635,609	3,219,813
Wipro Ltd., ADR	955,020	4,889,702
Yes Bank Ltd.(a)	14,577,988	3,081,807
		229,210,172
Indonesia — 0.5%
Bank Central Asia Tbk PT	32,371,100	19,230,976
Telkom Indonesia Persero Tbk PT	10,894,600	2,797,838
		22,028,814
Israel — 0.4%
Azrieli Group Ltd.	30,530	2,190,291
Bank Hapoalim BM	427,315	4,154,642
Bank Leumi Le-Israel BM	611,975	5,609,976
Check Point Software Technologies Ltd.(a)	36,028	4,785,599
Isracard Ltd.	—	1
		16,740,509
Italy — 0.2%
Infrastrutture Wireless Italiane SpA(c)	488,732	4,874,499
Recordati Industria Chimica e Farmaceutica SpA	88,048	3,767,613
		8,642,112
Japan — 10.3%
Canon Inc.	976,900	22,834,747
Capcom Co. Ltd.	79,900	2,434,679
Central Japan Railway Co.	142,100	17,112,919
Chiba Bank Ltd. (The)	426,800	2,577,675
Chubu Electric Power Co. Inc.	660,000	6,187,682
Chugai Pharmaceutical Co. Ltd.	545,400	14,524,322
East Japan Railway Co.	69,700	3,951,708
ENEOS Holdings Inc.	2,769,900	9,347,820
FUJIFILM Holdings Corp.	172,400	9,273,773
Hamamatsu Photonics KK	204,100	10,777,376
Hankyu Hanshin Holdings Inc.	83,500	2,614,692
Hirose Electric Co. Ltd.	47,100	6,303,748
ITOCHU Corp.	918,000	28,831,699
Itochu Techno-Solutions Corp.	101,800	2,506,107
Japan Post Bank Co. Ltd.(b)	652,200	4,985,394
KDDI Corp.	693,700	20,633,808
Keio Corp.	117,500	4,401,866
Keyence Corp.	8,000	3,385,055
Kintetsu Group Holdings Co. Ltd.	166,900	5,965,204
Kirin Holdings Co. Ltd.	155,300	2,451,502
Security	Shares	Value

Japan (continued)
Koei Tecmo Holdings Co. Ltd.	172,100	$3,002,822
McDonald’s Holdings Co. Japan Ltd.	136,700	5,063,086
MEIJI Holdings Co. Ltd.	96,300	4,622,405
Mizuho Financial Group Inc.	1,823,400	22,757,574
NEC Corp.	129,500	4,610,272
Nintendo Co. Ltd.	358,500	15,371,429
Nippon Prologis REIT Inc.	2,131	5,241,382
Nippon Shinyaku Co. Ltd.	37,800	2,242,451
Nippon Telegraph & Telephone Corp.	1,399,800	38,815,032
Nissin Foods Holdings Co. Ltd.	33,900	2,583,349
Nitori Holdings Co. Ltd.	67,600	7,744,084
Nomura Research Institute Ltd.	135,190	2,995,641
NTT Data Corp.	651,000	10,071,286
Obic Co. Ltd.	88,600	14,180,147
Odakyu Electric Railway Co. Ltd.	163,600	2,159,586
Ono Pharmaceutical Co. Ltd.	472,500	12,109,300
Oracle Corp. Japan	60,400	3,577,028
Oriental Land Co. Ltd./Japan	47,300	6,837,239
Osaka Gas Co. Ltd.	594,700	9,191,990
Otsuka Corp.	78,000	2,625,323
Otsuka Holdings Co. Ltd.	404,100	13,848,238
Pan Pacific International Holdings Corp.	366,000	6,390,334
Secom Co. Ltd.	278,600	17,224,457
SG Holdings Co. Ltd.	272,800	4,253,574
Shizuoka Financial Group Inc., NVS	685,000	4,985,336
SoftBank Corp.	3,830,400	41,673,384
Suntory Beverage & Food Ltd.	202,000	6,883,711
TIS Inc.	356,800	10,206,598
Tobu Railway Co. Ltd.	274,700	6,631,657
Toho Co. Ltd./Tokyo.	149,100	5,778,157
USS Co. Ltd.	284,700	4,784,865
Welcia Holdings Co. Ltd.	148,700	3,279,915
		482,843,428
Kuwait — 0.3%
Mobile Telecommunications Co. KSCP	3,135,138	6,000,899
National Bank of Kuwait SAKP	2,307,613	8,443,139
		14,444,038
Malaysia — 0.5%
DiGi.Com Bhd	2,948,300	2,661,859
Hong Leong Bank Bhd	906,900	4,262,241
IHH Healthcare Bhd	2,616,500	3,422,737
Malayan Banking Bhd	2,773,100	5,390,067
Petronas Chemicals Group Bhd	1,283,800	2,473,959
Petronas Gas Bhd	1,121,900	4,237,868
		22,448,731
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	573,147	16,702,704
Koninklijke KPN NV	1,584,315	4,873,822
		21,576,526
New Zealand — 0.1%
Spark New Zealand Ltd.	1,661,426	5,416,430

Philippines — 0.2%
BDO Unibank Inc.	2,489,649	5,762,335
PLDT Inc.	109,115	3,392,525
		9,154,860
Qatar — 0.3%
Industries Qatar QSC	791,935	3,227,375

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	2,057,113	$11,017,565
		14,244,940
Russia — 0.0%
PhosAgro PJSC(d)	41,863	7
PhosAgro PJSC, GDR(d)	2	—
PhosAgro PJSC, New(d)	809	8
Polymetal International PLC(a)(d)	250,942	41
Polyus PJSC(a)(d)	53,523	9
		65
Saudi Arabia — 1.4%
Alinma Bank	486,607	4,504,407
Bank AlBilad(a)	205,034	2,841,159
Jarir Marketing Co.	92,499	4,083,168
SABIC Agri-Nutrients Co.	287,770	11,141,223
Saudi Arabian Oil Co.(c)	1,801,338	16,114,110
Saudi Basic Industries Corp.	313,471	6,980,981
Saudi Telecom Co.	1,944,303	19,987,398
		65,652,446
Singapore — 1.1%
DBS Group Holdings Ltd.	87,300	2,257,642
Oversea-Chinese Banking Corp. Ltd.(b)	480,900	4,432,297
Singapore Exchange Ltd.	1,264,000	8,460,451
Singapore Technologies Engineering Ltd.	1,686,800	4,278,042
Singapore Telecommunications Ltd.	11,399,700	22,918,193
UOL Group Ltd.	650,100	3,205,935
Venture Corp. Ltd.	437,700	5,619,757
		51,172,317
South Korea — 0.1%
HMM Co. Ltd.(b)	148,383	2,557,247

Sweden — 0.0%
Telia Co. AB	656,206	1,793,229

Switzerland — 4.1%
Kuehne + Nagel International AG, Registered	71,354	17,334,690
Nestle SA, Registered	256,903	30,577,502
Novartis AG, Registered	437,548	38,921,879
Roche Holding AG, Bearer	22,768	9,146,230
Roche Holding AG, NVS	192,588	62,903,835
Swiss Prime Site AG, Registered	121,623	10,146,453
Swisscom AG, Registered	41,022	22,121,599
		191,152,188
Taiwan — 4.8%
Acer Inc.	3,913,000	3,140,408
Advantech Co. Ltd.	558,482	6,079,261
Asia Cement Corp.	3,167,000	4,255,541
Asustek Computer Inc.	1,120,000	9,735,151
Catcher Technology Co. Ltd.	793,000	4,730,272
Chang Hwa Commercial Bank Ltd.	6,145,488	3,499,733
China Steel Corp.	7,395,000	7,019,957
Chunghwa Telecom Co. Ltd.	6,020,000	22,159,079
Compal Electronics Inc.	6,057,000	4,265,324
CTBC Financial Holding Co. Ltd.	3,548,000	2,665,251
E.Sun Financial Holding Co. Ltd.	9,557,549	7,721,624
Far EasTone Telecommunications Co. Ltd.	2,513,000	5,548,899
First Financial Holding Co. Ltd.	15,366,736	13,116,721
Formosa Chemicals & Fibre Corp.	5,344,000	13,231,065
Formosa Petrochemical Corp.	1,893,000	5,216,236
Hua Nan Financial Holdings Co. Ltd.	12,900,905	9,553,378
Inventec Corp.	3,957,000	3,193,096
Security	Shares	Value

Taiwan (continued)
Lite-On Technology Corp.	3,166,000	$6,756,714
Mega Financial Holding Co. Ltd.	16,191,725	16,863,020
Nan Ya Plastics Corp.	995,000	2,488,661
Novatek Microelectronics Corp.	287,000	2,812,104
Pegatron Corp.	3,151,000	6,361,144
Powerchip Semiconductor Manufacturing Corp.	2,092,000	2,294,164
President Chain Store Corp.	590,000	5,215,950
Quanta Computer Inc.	4,268,000	9,947,578
Synnex Technology International Corp.	1,930,250	3,670,625
Taishin Financial Holding Co. Ltd.	9,613,752	4,755,222
Taiwan Cooperative Financial Holding Co. Ltd.	14,237,920	12,363,215
Taiwan High Speed Rail Corp.	3,108,000	2,922,694
Taiwan Mobile Co. Ltd.	2,722,000	8,431,251
Taiwan Semiconductor Manufacturing Co. Ltd.	529,000	8,495,660
WPG Holdings Ltd.	2,505,760	3,955,529
		222,464,527
Thailand — 0.7%
Advanced Info Service PCL, NVDR	1,730,700	9,302,200
Airports of Thailand PCL, NVDR(a)(b)	1,917,000	4,094,091
Bangkok Dusit Medical Services PCL, NVDR	7,125,100	6,138,042
Bangkok Expressway & Metro PCL, NVDR(b)	9,575,200	2,547,547
BTS Group Holdings PCL, NVDR(b)	12,367,400	2,958,695
Bumrungrad Hospital PCL, NVDR	658,800	4,261,392
Home Product Center PCL, NVDR	7,228,300	3,032,606
		32,334,573
United Arab Emirates — 0.4%
Abu Dhabi National Oil Co. for Distribution PJSC	4,634,237	5,751,093
Emirates Telecommunications Group Co. PJSC	2,201,715	15,481,620
		21,232,713
United States — 55.8%
Abbott Laboratories	88,961	9,570,424
AbbVie Inc.	149,952	24,169,263
Accenture PLC, Class A	37,090	11,161,494
Activision Blizzard Inc.	210,480	15,564,996
Akamai Technologies Inc.(a)(b)	156,739	14,868,262
Ameren Corp.	61,642	5,505,863
American Electric Power Co. Inc.	177,319	17,164,479
American Water Works Co. Inc.	91,835	13,936,880
AmerisourceBergen Corp.	30,507	5,207,240
Amgen Inc.	84,585	24,225,144
Amphenol Corp., Class A	193,770	15,584,921
Aon PLC, Class A	48,603	14,983,333
Arthur J Gallagher & Co.	57,926	11,533,646
AT&T Inc.	602,707	11,620,192
Automatic Data Processing Inc.	91,459	24,157,980
AutoZone Inc.(a)	12,659	32,647,561
Baxter International Inc.	41,061	2,321,178
Becton Dickinson and Co.	57,572	14,355,002
Berkshire Hathaway Inc., Class B(a)	89,720	28,584,792
BioMarin Pharmaceutical Inc.(a)	149,131	15,059,248
Black Knight Inc.(a)	163,339	10,125,385
Booz Allen Hamilton Holding Corp.	125,148	13,315,747
Bristol-Myers Squibb Co.	525,104	42,155,349
Broadridge Financial Solutions Inc.	114,518	17,075,779
Brown & Brown Inc.	139,490	8,312,209
Campbell Soup Co.	332,110	17,824,344
Cboe Global Markets Inc.	124,363	15,774,203
CF Industries Holdings Inc.	98,988	10,709,512
CH Robinson Worldwide Inc.	191,008	19,142,822

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Church & Dwight Co. Inc.	200,456	$16,411,333
Cisco Systems Inc.	655,389	32,585,941
Clorox Co. (The)	22,870	3,399,626
CME Group Inc.	54,202	9,566,653
CMS Energy Corp.	124,720	7,616,650
Cognizant Technology Solutions Corp., Class A	41,064	2,554,591
Colgate-Palmolive Co.	161,793	12,535,722
Comcast Corp., Class A	278,852	10,217,137
Consolidated Edison Inc.	512,901	50,284,814
Costco Wholesale Corp.	11,881	6,406,829
Danaher Corp.	28,896	7,900,455
Dollar General Corp.(b)	181,516	46,410,011
Dominion Energy Inc.	318,459	19,461,029
Domino’s Pizza Inc.	41,640	16,186,717
Duke Energy Corp.	376,676	37,641,233
Electronic Arts Inc.	197,806	25,869,069
Eli Lilly & Co.	117,389	43,560,710
Erie Indemnity Co., Class A, NVS	36,866	10,410,590
Evergy Inc.	53,180	3,148,788
Eversource Energy	88,742	7,353,162
Expeditors International of Washington Inc.	246,488	28,607,397
F5 Inc.(a)	36,295	5,611,570
First Horizon Corp.	847,010	21,048,199
Fiserv Inc.(a)	117,871	12,301,018
Gen Digital, Inc.	622,806	14,299,626
General Mills Inc.	490,984	41,880,935
Genuine Parts Co.	18,755	3,438,354
Gilead Sciences Inc.	700,991	61,568,040
Henry Schein Inc.(a)	43,326	3,505,940
Hershey Co. (The)	187,622	44,123,066
Hologic Inc.(a)	29,364	2,236,362
Home Depot Inc. (The)	59,961	19,426,764
Horizon Therapeutics PLC(a)	83,117	8,335,804
Hormel Foods Corp.	432,438	20,324,586
Humana Inc.	19,716	10,841,828
Incyte Corp.(a)	298,267	23,762,932
Intercontinental Exchange Inc.	65,006	7,040,800
International Business Machines Corp.	72,935	10,860,022
Jack Henry & Associates Inc.	114,921	21,760,291
JM Smucker Co. (The)	102,175	15,735,972
Johnson & Johnson.	384,513	68,443,314
Juniper Networks Inc.	106,780	3,549,367
Kellogg Co.	402,638	29,372,442
Keurig Dr Pepper Inc.	552,395	21,361,115
Keysight Technologies Inc.(a)	267,052	48,307,036
Kimberly-Clark Corp.	118,533	16,076,631
Kroger Co. (The)	883,199	43,444,559
Liberty Broadband Corp., Class C (a)	53,199	4,833,661
MarketAxess Holdings Inc.	11,331	3,035,802
Marsh & McLennan Companies Inc.	206,268	35,721,492
Mastercard Inc., Class A	39,964	14,243,170
McCormick & Co. Inc./MD, NVS	233,533	19,892,341
McDonald’s Corp.	176,830	48,237,456
McKesson Corp.	46,487	17,743,158
Medtronic PLC	129,881	10,265,794
Merck & Co. Inc.	650,016	71,579,762
Microsoft Corp.	69,381	17,701,868
Mondelez International Inc., Class A	85,625	5,789,106
Motorola Solutions Inc.	199,871	54,404,886
Neurocrine Biosciences Inc.(a)	118,519	15,059,024
Security	Shares	Value

United States (continued)
Newmont Corp.	941,282	$44,682,657
NextEra Energy Inc.	137,898	11,679,961
Old Dominion Freight Line Inc.(b)	10,632	3,217,350
Oracle Corp.	166,188	13,798,590
O’Reilly Automotive Inc.(a)	23,742	20,525,909
Paychex Inc.	354,453	43,962,806
PepsiCo Inc.	338,071	62,715,551
Pfizer Inc.	425,929	21,351,821
Procter & Gamble Co. (The)	253,258	37,775,963
Progressive Corp. (The)	161,419	21,331,521
Public Storage.	18,973	5,653,195
Quest Diagnostics Inc.	49,052	7,447,565
Regeneron Pharmaceuticals Inc.(a)	40,709	30,600,955
Republic Services Inc.	323,435	45,051,261
Rollins Inc.(b)	219,441	8,874,194
Roper Technologies Inc.	5,546	2,434,084
Seagen Inc.(a)	128,181	15,559,892
Southern Co. (The)	477,710	32,312,304
T-Mobile U.S. Inc.(a)	276,929	41,943,666
Tradeweb Markets Inc., Class A	83,958	5,160,059
United Parcel Service Inc., Class B	13,619	2,583,933
UnitedHealth Group Inc.	48,431	26,528,565
VeriSign Inc.(a)	55,112	11,011,929
Verizon Communications Inc.	1,400,176	54,578,860
Vertex Pharmaceuticals Inc.(a)	128,010	40,502,364
Visa Inc., Class A	99,093	21,503,181
Walmart Inc.	373,475	56,925,059
Waste Management Inc.	420,345	70,500,263
WEC Energy Group Inc.(b)	389,825	38,647,250
Western Union Co. (The)	589,731	8,645,456
Xcel Energy Inc.	543,737	38,181,212
		2,607,637,174
Total Long-Term Investments — 99.7%
(Cost: $4,094,406,314)		4,656,098,656

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	23,354,958	23,357,293
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	12,640,000	12,640,000

Total Short-Term Securities — 0.8%
(Cost: $35,991,913)		35,997,293

Total Investments — 100.5%
(Cost: $4,130,398,227)		4,692,095,949

Liabilities in Excess of Other Assets — (0.5)%		(21,851,820)
Net Assets — 100.0%		$4,670,244,129

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2022

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,312,019	$12,046,639	(a)	$—	$(390)	$(975)	$23,357,293	23,354,958	$17,571	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,260,000	6,380,000	(a)	—	—	—	12,640,000	12,640,000	69,515		—
					$(390)	$(975)	$35,997,293		$87,086		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	46	12/16/22	$4,553	$469,019
MSCI Emerging Markets Index	45	12/16/22	2,211	152,708
S&P 500 E-Mini Index	41	12/16/22	8,367	401,025
2-Year U.S. Treasury Note	10	03/31/23	2,055	7,130
				$1,029,882

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Min Vol Factor ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,718,433,047	$1,937,665,544	$65	$4,656,098,656
Money Market Funds	35,997,293	—	—	35,997,293
	$2,754,430,340	$1,937,665,544	$65	$4,692,095,949
Derivative financial instruments(a)
Assets
Futures Contracts	$1,029,882	$—	$—	$1,029,882

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust